METZLER/PAYDEN

INVESTMENT GROUP

Semi-Annual Report

April 30, 2003

Management Discussion and Analysis

For the six-month period ended April 30, 2003, European equity markets continued the trends that characterized 2002. These include high volatility, weak economic indicators, and instability related to terrorist activities and military actions. A new trend of sky rocketing energy prices sent economic forecasters back to the drawing board. Despite the fact that European indices reached very low levels in the second half of 2002, the selling continued throughout the first quarter of 2003, reaching six-year lows in March. Quick progress and pronounced victory of coalition forces in Iraq reduced investor insecurity, causing the market to rally at a torrid pace in April.

Metzler/Payden’s equity funds faced a challenging investment environment from their inception on December 30, 2002.

The Metzler/Payden European Quant Equity Fund, based on a quantitative model that determines the fund’s asset allocation, proved successful in both negative and positive market environments. The Fund’s holdings are adjusted on a monthly basis and since inception it has returned 5.21% versus the 3.27% return of the MSCI Europe Developed Markets Index (in U.S. dollars) benchmark. Among the best performing holdings were the German chemical company, BASF, Swiss re-insurer, Swiss Re, and the Italian telecommunications company, Telecom Italia.

Retail investors have largely ignored the growth sector, since the technology bubble burst in the equity markets some time ago. The Metzler/Payden European Growth Fund invests in all sub-sectors of the growth universe with the belief that value still exists. The Fund, which returned 1.81% since its inception, is broadly diversified and covers the same sectors as its index, the MSCI European Growth Index (in U.S. dollars), which returned 2.60%. Following its acquisition by Proctor & Gamble, German hair product manufacturer, Wella, contributed positively to the Fund’s performance. Spanish Telecommunications Company, Telefonica, and Belgium’s Mobistar also generated strong gains.

The European Union (EU) approved the acceptance of ten new member countries from the former Eastern European block. This portion of Eastern Europe, scheduled to join the EU at the beginning of 2004, offers intriguing investment opportunities since these countries are converging towards membership. The Metzler/Payden European Emerging Markets Fund seeks to exploit these opportunities by investing in the ten newly approved EU countries as well as in a number of other Eastern European candidates, including Russia and Turkey. The Fund returned a robust 9.11% since its inception versus the 7.64% return of the benchmark, the Nomura Central Eastern Europe Index (in U.S. dollars). The Russian energy holdings of Lukoil, Sibneft and Gazprom generated above average performance due to the volatility of oil prices that resulted from the conflict in Iraq.

The Metzler/Payden Euroland Blue Chip Fund is a large-cap fund whose stocks resemble those of the Dow Jones Industrial Average. The large-cap sector was among the most volatile segments of the market for the six-month period. Since its lowest level in March, the blue chip segment has gained more than 28% through the end of April, due to the strengthening of the euro versus the U.S. dollar attracting many international investors. The Fund returned 0.90% since its launch versus the 4.66% return of its benchmark, the DJ Euro STOXX 50 Index (in U.S. dollars). The financial sector demonstrated exceptional performance over the period due to positive developments in fixed-income markets. Among the Fund holdings, which benefited from the gains in the financial sector, are France’s Banque Nationale de Paris and the Netherlands’s ING Groep. German airline company, Lufthansa, also experienced strong gains during the period.

The international equity markets are slowly returning to normal following the geopolitical events, such as the war in Iraq and the SARS outbreak in Asia. The focus shifted back to corporate fundamentals and key economic data, and the international markets have stabilized. The Metzler/Payden International Equity Fund benefited from the less volatile environment and is well positioned to take advantage of a global recovery. The fund has returned –1.20% since its inception versus the 1.55% return of its benchmark, the MSCI Developed Markets, World ex USA, Index (in U.S. dollars). German industrial company MAN and Internet provider T-Online performed well for the period.

EUROPEAN EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

April 30, 2003

Principal or Shares		Security Description	Value
Common Stocks
Banks (23%)
	1,250	Bank Pekao Sa	$27,350
	300	Bank Przemyslowo-Handlowy PBK Sa	8,580
	1,000	Hansabank Ltd.	17,909
	425	Komercni Banka As	29,626
	2,000	OTP Bank Rt	21,494
Chemicals (3%)
	1,000	Pannonplast Rt.	7,657
	4,000	Unipetrol As (b)	6,733
Construction (0%)
	250	Budimex Sa	1,663
Entertainment (1%)
	600	Ceske Radiokomunikace As (b)	4,053
Health Care (6%)
	300	EGIS Rt	10,565
	1,250	Pliva d.d.	17,188
Energy (28%)
	600	LUKOIL	41,039
	650	MOL Magyar Olaj-es Gazipari Rt	16,984
	600	Sibneft—ADR	14,232
	650	Surgutneftegaz	12,714
	600	Tatneft	10,800
	180	Yukos—ADR	31,590
Other Consumer (2%)
	500	Prokom Software Sa (b)	7,850
Utilities (27%)
	500	AO VimpelCom—ADR	19,930
	1,300	AS Eesti Telekom	8,558
	1,500	Gazprom	24,101
	7,500	Magyar Tavkozlesi Rt	29,583
	300	Mobile Telesystems—ADR	14,400
	1,300	RAO Unified Energy System	19,800
	600	Rostelecom (b)	5,155

Total Common Stocks (90%)			409,554
Investment Companies (2%)
	7,167	Dreyfus Treasury Cash Management Fund	7,166

Total (Cost—$391,736) (a) (92%)			826,274
Other Assets, net of Liabilities (8%)			38,060

Net Assets (100%)			$864,334

(a)	This represents cost for federal income tax purposes and differs from value by appreciation (depreciation) of securities as follows:

Unrealized appreciation	$53,063
Unrealized depreciation	(28,079)

Net unrealized appreciation	$24,984

(b)	Non-income producing security.

See notes to financial statements.

EUROPEAN QUANT EQUITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2003

Principal or Shares		Security Description	Value
Common Stocks
Automobiles (2%)
	130	Bayerische Motoren Werke (BMW) Ag	$4,333
Banks (24%)
	270	ABN Amro Holding Nv	4,561
	270	Alliance & Leicester Plc	3,500
	300	Allied Irish Banks Plc	4,603
	660	Banco Santander Central Hispano Sa	5,184
	125	BNP Paribas Sa	5,866
	200	Credit Agricole Sa	3,680
	180	Danske Bank A/S	3,464
	620	HBOS PLC	7,263
	1,115	Lloyds TSB Group Plc	7,333
	90	Societe Generale	5,503
Consumer Durables & Apparel (2%)
	110	LVMH Moet Hennessy Louis Vuitton Sa	4,799
Diversified Financials (4%)
	315	Fortis	5,244
	350	Provident Financial Plc	3,211
Energy (8%)
	620	Eni Spa	8,834
	350	Repsol YPF, Sa	5,096
	420	Statoil Asa	3,332
Food, Beverage & Tobacco (9%)
	130	Heineken Nv	4,826
	240	Imperial Tobacco Group Plc	4,016
	10	Pernod-Ricard Sa	878
	620	SABMiller Plc	4,271
	90	Unilever Nv	5,669
Food-Retail (2%)
	100	Carrefour Sa	4,348
Insurance (9%)
	40	Muenchener Rueckver Ag	3,995
	2,100	Old Mutual plc	3,079
	730	Prudential Plc	4,468
	110	Swiss Re	7,188
Materials (13%)
	230	Anglo American Plc	3,294
	150	Basf Ag	6,690
	930	BHP Billiton Plc	4,756
	30	L’Air Liquide SA	4,542
	90	Lonza Group Ag	5,466
	420	Persimmon plc	2,801

Media (2%)
	365	Mediaset Spa	3,120
Pharmaceuticals & Biotechnology (4%)
	85	Schering Af	3,789
	8	Serono Sa	4,342
Retail (3%)
	155	Hennse & Mauritz AB	3,450
	150	Industria de Diseno Textil Sa (Inditex)	2,989
Technology Hardware & Equipment (2%)
	220	STMicroelectronics Nv	4,546
Telecommunication (8%)
	440	Deutsche Telekom Ag	5,882
	410	Koninklijke (Royal) KPN Nv	2,727
	610	Telecom Italia Spa	4,982
	1,050	TeliaSonera AB	3,737
Utilities (6%)
	100	E.ON Ag	4,786
	130	RWE AG	3,496
	270	Severn Trent Plc	3,085

Total Common Stocks (Cost—$191,956) (a) (98%)			207,024
Other Assets, net of Liabilities (2%)			3,443

Net Assets (100%)			$210,467

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$16,783
Unrealized depreciation	(1,715)

Net unrealized appreciation	$15,068

See notes to financial statements.

EUROLAND BLUE CHIP FUND

SCHEDULE OF INVESTMENTS

April 30, 2003

Principal or Shares		Security Description	Value
Common Stocks
Automobiles (4%)
	230	Daimerchrysler Ag	$7,417
	14	Porsche Ag Preferred	5,155
Banks (15%)
	490	ABN Amro Holding Nv	8,278
	580	Allied Irish Banks Plc	8,899
	1,180	Banco Santander Central Hispano Sa	9,269
	200	BNP Paribas Sa	9,386
	490	Credit Agricole Sa	9,016
Basic Materials (2%)
	430	Stora Enso Oyj	4,673
Chemicals (3%)
	200	BASF Ag	8,920
Constructions (2%)
	90	Lafarge	6,045
Consumer Cyclicals (11%)
	860	Deutsche Lufthansa—Reg	9,059
	520	Philips Electronics Nv	9,672
	480	Preussag	7,021
	2,100	Tesco Plc	6,645
Energy (12%)
	50	OMV AG	6,003
	390	Repsol YPF, Sa	5,679
	200	Royal Dutch Petroleum	8,179
	70	Total Fina Sa	9,177
	35	YUKOS—ADR	6,142
Financial Services (2%)
	280	Euronext	6,186
Food & Beverages (4%)
	40	Groupe Danone	5,659
	100	Unilever Nv	6,299
Industrials (3%)
	470	Man ag	8,559
Insurance (10%)
	90	Allianz Ag	6,362
	90	Allianz Ag Rights	743
	420	Axa	6,378
	120	Converium Holding Ag	5,421
	700	ING Group Nv	11,364
Media (2%)
	300	Publicis Groupe	6,618
Pharmaceuticals (3%)
	280	Glaxo SmithKine Place	5,612
	120	Schering AF	5,349

Technology (11%)
	960	Alcatel	7,862
	600	Nokia Oyj	10,149
	60	Sap Ag	6,146
	1,320	T-Online International Ag (b)	10,369
Telecommunications (8%)
	520	Deutsche Telekom Ag (b)	6,951
	380	France Telecom	8,777
	4,300	Vodafone Group Plc	8,487
Utilities (5%)
	120	E.ON Ag	5,743
	290	Endesa Sa	4,113
	310	Suez Sa	5,047

Total Common Stocks (Cost—$265,323) (a) (97%)			292,829
Other Assets, net of Liabilities (3%)			10,026

Net Assets (100%)			$302,855

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$29,426
Unrealized depreciation	(1,920)

Net unrealized appreciation	$27,506

(b)	Non-income producing security.

EUROPEAN GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2003

Principal or Shares		Security Description	Value
Common Stocks
Banks (8%)
	400	ABN Amro Holding Nv	$6,757
	2,950	Banca Intesa Spa	7,637
	700	Banco Bilbao Vizcaya Argentaria Sa	7,045
	550	Bank of Ireland	6,781
	900	Lloyds TSB Group Plc	5,919
Capital Goods (2%)
	50	Sulzer Ag	6,168
Chemicals (4%)
	400	Bayer Ag	7,297
	2,100	Yule Catto & Company Plc	11,143
Commercial Services (2%)
	20	SGS Societe Generale de Surveillance Holding	6,999
Consruction (2%)
	20	Geberit Ag	6,298
Cosmetics (2%)
	50	Beiersdorf Ag	6,215
Diversified Financials (2%)
	500	ING Group Nv	8,117
Diversified Operations (1%)
	500	Metallgesellschaft	4,552
Energy (7%)
	1,500	BG Group Plc	5,999
	500	Repsol YPF Sa	7,281
	1,550	Snam Rete Gas Spa	5,621
	70	Total Fina Sa	9,177
Food & Beverage (3%)
	700	Diageo Plc	7,764
	20	Nestle	4,078
Footwear (2%)
	100	Puma Ag	9,600
Healthcare & Equipment (5%)
	30	Centerpulse Ag (b)	6,560
	100	Coloplast A/S	7,397
	100	Nobel Biocare Holding Ag	5,531
Household & Personal Products (5%)
	100	Loreal	7,147
	200	Wella Ag—Preferred Stock	14,952
Insurance (4%)
	750	CGU Plc	5,274
	4,000	Royal & Sun Alliance Insurance Group Plc	6,984
	30	Zurich Financial Services Ag	3,164
Internet Services (2%)
	1,100	T-Online International Ag (b)	8,641

Media (4%)
	800	British Sky Broadcasting Group Plc (b)	8,291
	800	Mediaset Spa	6,838
Pharmaceuticals & Biotechnology (10%)
	140	Actelion Ltd. (b)	8,968
	180	AstraZeneca Plc	7,062
	330	Glaxo SmithKine Place	6,614
	100	Rhone Poulenc	5,078
	150	Schwarz Pharma Ag	6,527
	150	Stada Arzneimittel Ag	7,850
Retail (3%)
	300	Hennse & Mauritz AB	6,677
	400	Next Plc	6,032
Software & Services (2%)
	3,000	The Sage Group Plc	6,653
Technology (7%)
	100	Altana Ag	4,923
	1,000	Asm Lithography Holding Nv (b)	8,636
	950	Infineon Technologies Ag (b)	7,049
	100	Sap Ag	10,243
Telecommunications (16%)
	1,000	Alcatel	8,190
	550	Deutsche Telekom Ag (b)	7,352
	320	France Telecom	7,391
	300	Mobistar Sa (b)	9,774
	350	Nokia Oyj	5,921
	1,300	Telecom Italia Mobile Spa	6,121
	1,000	Telefonica Sa	11,058
	5,200	Vodafone Group Plc	10,264
Tobacco Products (3%)
	200	Altadis Sa	5,155
	1,000	Swedish Match AB	7,399

Total Common Stocks (96%)			392,164
Investment Companies (0%)
	482	Dreyfus Treasury Cash Management	482

Total (Cost—$365,030) (a) (96%)			392,646
Other Assets, net of Liabilities (4%)			14,426

Net Assets (100%)			$407,072

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$32,269
Unrealized depreciation	(4,653)

Net unrealized appreciation	$27,616

(b)	Non-income producing security.

See notes to financial statements.

INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS

April 30, 2003

Principal or Shares		Security Description	Value
Common Stocks
Automobile (4%)
	10	Porsche Ag Preferred	$3,682
	200	Volkswagen	7,030
Banks (9%)
	600	Bank of Ireland	7,398
	140	BNP Paribas Sa	6,570
	300	Credit Suisse Group	7,169
	600	HSBC Holdings Plc	6,573
Capital Goods (3%)
	470	Man Ag	8,559
Consumer Durables & Apparel (2%)
	260	Philips Electronics Nv	4,836
Consumer Staples (2%)
	2,100	Tesco Plc	6,645
Diversified Financials (5%)
	280	Euronext	6,186
	620	ING Group Nv	10,066
Energy (4%)
	440	Repsol YPF Sa	6,407
	50	Total Fina Sa	6,555
Financial (2%)
	70	Allianz Ag	4,948
	70	Allianz Ag Rights	578
Insurance (5%)
	120	Converium Holding Ag	5,421
	130	Swiss Re	8,495
Materials (2%)
	450	Anglo American Plc	6,444
Media (2%)
	240	Publicis Groupe	5,294
Pharmaceuticals & Biotechnology (2%)
	120	Schering Af	5,349
Retail (2%)
	500	Next Plc	7,540
Software & Services (3%)
	1,000	T-Online International Ag (b)	7,855
Technology (3%)
	980	Alcatel (b)	8,026
Telecommunication (4%)
	6,540	Vodafone Group Plc	12,909
Transportation (2%)
	700	Deutsche Lufthansa	7,373

Travel Services (2%)
	370	Preussag	5,412
Utility (3%)
	600	Endesa Sa	8,509
Total Common Stocks (Cost—$163,701) (a) (61%)			181,829

Other Assets, net of Liabilities (39%)			114,467

Net Assets (100%)			$296,296

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$19,185
Unrealized depreciation	(1,057)

Net unrealized appreciation	$18,128

(b)	Non-income producing security.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
1	Australian SPI 200 Index	Jun-03	$46,662	$210
1	Canadian TSE 60 Index	Jun-03	52,185	727

			$98,847	$937

See notes to financial statements.

Statements of Assets & Liabilities

April 30, 2003

	European Quant Equity Fund	European Emerging Markets Fund	Euroland Blue Chip Fund	European Growth Fund	International Equity Fund
ASSETS:
Investments, at value*	$207,024	$416,720	$292,829	$392,646	$181,829
Foreign cash	782	27,610	4,402		14,311
Cash		4,826	6,513		98,894
Receivable for:
Interest and dividends	1,268	3,151	745	2,040	785
Investments sold		18,519		14,398
Futures, swaps and options contracts					99
Receivable from Advisor (Note 3)	7,311	8,612	7,978	8,635	7,978
Other assets	14,526	14,077	11,125	15,907	13,414

Total Assets	230,911	493,515	323,592	433,626	317,310

LIABILITIES:
Payable for bank overdraft	4,040			6,340
Payable for investments purchased		15,700
Accrued expenses:
Administration fees (Note 3)	13	27	19	25	19
Trustee fees and expenses	809	2,516	1,238	1,699	1,251
Other liabilities	15,582	20,492	19,480	18,490	19,744

Total Liabilities	20,444	38,735	20,737	26,554	21,014

NET ASSETS	$210,467	$454,780	$302,855	$407,072	$296,296

NET ASSETS:
Paid in capital	$200,010	$416,593	$300,010	$400,010	$300,010
Accumulated net investment income	1,806	2,104	1,352	2,532	592
Accumulated net realized gains (losses) from investments	(6,419)	10,260	(26,168)	(23,209)	(23,636)
Net unrealized appreciation (depreciation) from:
Investments	15,068	24,984	27,506	27,616	19,065
Translation of assets and liabilities in foreign currencies	2	839	155	123	265

NET ASSETS	$210,467	$454,780	$302,855	$407,072	$296,296

Outstanding shares of beneficial interest	20,001	41,690	30,001	40,001	30,001

NET ASSET VALUE—offering and redemption price per share in whole dollars	$10.52	$10.91	$10.09	$10.18	$9.88

*Investments, at cost	$191,956	$391,736	$265,323	$365,030	$163,701

See notes to financial statements.

Statements of Operations

Period ended April 30, 2003

	European Quant Equity Fund	European Emerging Markets Fund	Euroland Blue Chip Fund	European Growth Fund	International Equity Fund
INVESTMENT INCOME:
Interest income (Note 2)	$52	$138	$382	$111	$324
Dividend income	2,366	3,155	1,857	3,618	1,162

Investment Income	2,418	3,293	2,239	3,729	1,486

EXPENSES:
Investment advisory fees (Note 3)	483	939	700	944	706
Administration fees (Note 3)	52	100	75	101	75
Custodian fees	3,049	3,050	3,085	3,049	3,264
Transfer agent fees	3,278	3,278	3,278	3,279	3,278
Trustee fees and expenses	2,986	5,972	4,478	5,972	4,478
Printing and mailing costs	1,858	3,717	2,787	3,717	2,787
Pricing	2,396	2,397	2,397	2,397	2,397
Organizational expenses	7,171	7,171	7,171	7,171	7,171
Legal fees	984	1,967	1,476	1,967	1,476
Accounting fees	8,197	8,197	8,197	8,197	8,197
Audit fees	7,068	7,068	7,068	7,068	7,068

Gross Expenses	37,522	43,856	40,712	43,862	40,897
Custodian credits (Note 2)		(1)	(36)		(215)
Expense subsidy (Note 3)	(36,910)	(42,666)	(39,789)	(42,665)	(39,788)

Net Expenses	612	1,189	887	1,197	894

Net Investment Income	1,806	2,104	1,352	2,532	592

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	(5,037)	11,667	(5,594)	(20,923)	(5,159)
Foreign currency transactions	(1,382)	(1,407)	2,896	(2,286)	108
Futures, options and swap contracts			(23,470)		(18,585)
Change in net unrealized appreciation (depreciation) from:
Investments	15,068	24,984	27,506	27,616	18,128
Translation of assets and liabilities in foreign currencies	2	839	155	123	265
Futures, options and swap contracts					937

Net Realized and Unrealized Gains (Losses)	8,651	36,083	1,493	4,530	(4,306)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,457	$38,187	$2,845	$7,062	$(3,714)

The Funds commenced operations on December 30, 2002

See notes to financial statements.

Statements of Changes in Net Assets

Period ended April 30, 2003

	European Quant Equity Fund	European Emerging Markets Fund	Euroland Blue Chip Fund	European Growth Fund	International Equity Fund
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,806	$2,104	$1,352	$2,532	$592
Net realized gains (losses) on investments	(6,419)	10,260	(26,168)	(23,209)	(23,636)
Change in net unrealized appreciation (depreciation)	15,070	25,823	27,661	27,739	19,330

Change in Net Assets Resulting from Operations	10,457	38,187	2,845	7,062	(3,714)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Net realized gains on investments

Change in Net Assets from Distributions to Shareholders	—	—	—	—	—

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	200,010	418,561	300,010	400,010	300,010
Reinvestment of distributions
Cost of fund shares redeemed		(1,968)

Change in Net Assets from Capital Transactions	200,010	416,593	300,010	400,010	300,010

Total Change in Net Assets	210,467	454,780	302,855	407,072	296,296

NET ASSETS:
Beginning of period	—	—	—	—	—

End of period	$210,467	$454,780	$302,855	$407,072	$296,296

Undistributed net investment income	$1,806	$2,104	$1,352	$2,532	$592

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	—	—	—	—	—

Shares sold	20,001	41,898	30,001	40,001	30,001
Shares issued in reinvestment of distributions
Shares redeemed		(208)

Change in shares outstanding	20,001	41,690	30,001	40,001	30,001

Outstanding shares at end of period	20,001	41,690	30,001	40,001	30,001

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	390,044	575,339	328,655	585,907	199,296
Sale of investments (excluding government)	193,051	202,437	57,738	200,435	30,436
Purchase of government securities	—	—	—	—	—
Sale of government securities	—	—	—	—	—

The Funds commenced operations on December 30, 2002

See notes to financial statements.

Notes to Financial Statements

1.    Organization and Related Matters

The Metzler/Payden Investment Group (the “Group”) is a no-load, open-end management investment company organized as a Delaware business trust on March 22, 2002 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group.

Each of the Funds, except for the Euroland Blue Chip Fund, has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Futures Contracts

The Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to the Funds is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid semiannually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in the Fund’s tax return.

Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying financial statements. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are disclosed in the statement of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.    Related Party Transactions

Metzler/Payden, LLC (the “Adviser”) provides investment advisory service. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets at an annualized rate of 0.75%.

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.50% of the Funds’ average daily net assets on an annualized basis. The Adviser also voluntarily agreed to temporarily limit each Fund’s total expenses (exclusive of interest and taxes) to 0.95% through October 31, 2003.

The Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee.

The deferred expense subsidy represents the cumulative amount of expenses subsidized for the Funds through the end of the period. It is not recorded as liabilities in the statement of assets and liabilities, but is recognized as net expense in the statements of operations. As of April 30, 2003, the deferred expense subsidy was $36,910 for the European Quant Equity, $42,666 for the European Emerging Markets, $39,789 for the Euroland Blue Chip, $42,665 for the European Growth, and $39,788 for the International Equity Funds.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.08%. Treasury Plus, Inc., also serves as the transfer agent to the Group. Under terms of the transfer agent agreement, Treasury Plus Inc. receives fees in the amount of $10,000 per annum per fund.

Under a distribution agreement with the Fund, Payden & Rygel Distributors is not entitled to receive any fees from the Fund.

The Funds employ a redemption fee on shareholders payable to the Distributor and equal to 1% of the value of shares redeemed if the shares are held less than 60 days.

Certain officers and/or trustees of the Fund are affiliated with Metzler/Payden LLC, Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Fund.

Financial Highlights

For a share outstanding during the period ended April 30, 2003

	European Quant Equity Fund		European Emerging Markets Fund		Euroland Blue Chip Fund		European Growth Fund		International Equity Fund
	2003		2003		2003		2003		2003
Net asset value—beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00

Income (loss) from investment activities:
Net investment income	0.09		0.05		0.05		0.06		0.02
Net realized and unrealized gains (losses)	0.43		0.86		0.04		0.12		(0.14)

Total from investment activities	0.52		0.91		0.09		0.18		(0.12)

Distributions to shareholders:
From net investment income
From net realized gains

Total distributions to shareholders	0.00		0.00		0.00		0.00		0.00

Net asset value—end of period	$10.52		$10.91		$10.09		$10.18		$9.88

Total return*	5.21%		9.10%		0.90%		1.80%		(1.20%	)

Ratios/supplemental data:
Net assets, end of period	$210,467		$454,780		$302,855		$407,072		$296,296
Ratio of gross expense to average net assets**	57.73%		35.08%		43.43%		34.74%		43.62%
Ratio of net expense to average net assets**	0.95%		0.95%		0.95%		0.95%		0.95%
Ratio of investment income less gross expenses to average net assets**	(54.00%	)	(32.45%	)	(41.04%	)	(31.78%	)	(42.04%	)
Ratio of net investment income to average net assets**	2.78%		1.68%		1.44%		2.01%		0.63%
Portfolio turnover rate**	307%		170%		116%		163%		72%

The Funds commenced operations on December 30, 2002

*	Not annualized
**	Annualized

See notes to financial statements.

Name, Address and Age	Position with Fund	Year Elected	Principal Occupation(s) Past 5 Years	Funds Series	Other Directorships Held
Trustees 333 S. Grand Avenue Los Angeles CA 90071

W.D. Hilton, Jr.	Independent Trustee	2002	President and CEO, Trust Services, Inc. (since 1997); Executive Director (since 1999) and previously Managing Trustee, NGC Settlement Trust, and President, Asbestos Claims Management Corporation (since 1993)	All	Trustee, The Payden & Rygel Investment Group

James Clayburn LaForce	Independent Trustee	2002	Dean Emeritus, The John E. Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group; Director, The Timken Company; Trustee, PIC Investment Trust, Growth, Balanced, Mid Cap and Small Cap Portfolios, Institutional Money Market Fund and Advisors Series Trust; Director, Black Closed End Fund; Director, Trust for Investment Managers; Director, Parsons Engineering Group

Gerald S. Levey, M.D.	Independent Trustee	2002	Provost, Medical Sciences, and Dean, School of Medicine at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group

Scott J. Weiner	Interested Trustee	2002	Managing Principal, Payden & Rygel; President, Metzler/Payden, LLC (since 1998)	All

Norbert F.J. Enste	Interested Trustee	2002	Vice Chairman and Director, Metzler/Payden, LLC (since 1998); Principal (since 1997) and Director, B. Metzler sell. Sohn & Co. Holdings KgaA; Chairman, Supervisory Borad, Metzler Investment GmbH	All

Officers 333 S. Grand Avenue Los Angeles CA 90071

Scott J. Weiner	Chairman and President	2002	Managing Principal, Payden & Rygel; President, Metzler/Payden, LLC (since 1998)	All

Frank Peter Martin	Executive Vice President	2002	Executive Vice President, Metzler Payden, LLC (since 1999); Managing Director, Metzler Investment GmbH (since 1999); Managing Director, Schroeders Investment Management GmbH (1999); J.P. Morgan Investment GmbH (1996-1998)

Brian W. Matthews	CFO	2003	Managing Principal and CFO, Payden & Rygel	All

Yot Chattrabhuti	Vice President	2002	Senior Vice President, Mutual Fund Operations, Payden & Rygel	All

Bradley F. Hersh	Vice President and Treasurer	2002	Vice President and Treasurer, Payden & Rygel (since 1998); previously Assistant Controller Sierra Capital Management	All

David L. Wagner	Vice President	2002	Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock	Secretary	2002	Managing Principal and General Counsel, Payden & Rygel	All